Income tax - Schedule of unused tax losses carried forward (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Unused tax losses for corporate income tax	€ 1,585,796	€ 1,700,475	€ 1,427,735
Unused tax losses for trade tax	1,588,835	1,685,517	1,419,217
Deferred tax assets, temporary differences	1,287,000	29,087,000
Temporary differences valuation of deferred tax assets	0	0	€ 0
Current tax assets	€ 5,794	€ 201